Condensed Statement of Changes in Stockholders' Equity - USD ($)		Total	Additional Paid-in Capital	Accumulated Deficit	Common Class B [Member]	Common Class A [Member]
Balance at Apr. 23, 2020		$ 0
Issuance of Class B common stock to initial stockholders	[1]	25,000	$ 24,641		$ 359
Issuance of Class B common stock to initial stockholders (in Shares)	[1]				3,593,750
Net loss		(1,000)		$ (1,000)
Balance at May. 07, 2020		24,000	24,641	(1,000)	$ 359
Balance (in Shares) at May. 07, 2020	[1]				3,593,750
Balance at Apr. 23, 2020		0
Issuance of Class B common stock to initial stockholders		25,000	24,641		$ 359
Issuance of Class B common stock to initial stockholders (in Shares)					3,593,750
Net loss		(1,000)		(1,000)
Balance at Jun. 30, 2020		24,000	24,641	(1,000)	$ 359
Balance (in Shares) at Jun. 30, 2020					3,593,750
Balance at Apr. 23, 2020		0
Net loss		(735,266)
Balance at Sep. 30, 2020		5,000,001	5,734,817	(735,266)	$ 359	$ 91
Balance (in Shares) at Sep. 30, 2020					3,593,750	910,033
Balance at Jun. 30, 2020		24,000	24,641	(1,000)	$ 359
Balance (in Shares) at Jun. 30, 2020					3,593,750
Sale of 14,375,000 Units, net of underwriting discounts		140,359,937	140,358,499			$ 1,438
Sale of 14,375,000 Units, net of underwriting discounts (in Shares)						14,375,000
Sale of 487,500 Private Placement Units		4,875,000	4,874,951			$ 49
Sale of 487,500 Private Placement Units (in Shares)						487,500
Common stock subject to possible redemption		(139,524,670)	(139,523,274)			$ (1,396)
Common stock subject to possible redemption (in Shares)						(13,952,467)
Net loss		(734,266)		(734,266)
Balance at Sep. 30, 2020		$ 5,000,001	$ 5,734,817	$ (735,266)	$ 359	$ 91
Balance (in Shares) at Sep. 30, 2020					3,593,750	910,033

[1]	Includes up to 468,750 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).